Schedule of Investments August 31, 2020 (unaudited)

Ecofin Global Water ESG Fund

	Shares	Fair Value
Common Stock - 99.6% (1)
Brazil Water Utilities - 1.9% (1)
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	38,179	$332,157
Finland Water Equipment/Services - 0.6% (1)
Uponor OYJ	5,908	103,780
France Water Infrastructure - 11.6% (1)
Suez	47,331	819,275
Veolia Environnement SA	48,239	1,162,829
		1,982,104
Hong Kong Water Equipment/Services - 1.2% (1)
China Lesso Group Holdings Ltd.	111,222	207,513
Hong Kong Water Infrastructure - 2.0% (1)
Beijing Enterprises Water Group Ltd.	672,218	264,544
China Water Affairs Group Limited	95,888	78,935
CT Environmental Group Limited (2)(3)	113,060	–
		343,479
Japan Water Equipment/Services - 5.2% (1)
Kurita Water Industries Ltd.	11,923	373,737
MIURA CO., LTD.	12,600	516,301
		890,038
Japan Water Infrastructure - 0.5% (1)
METAWATER Co. Ltd.	1,210	50,895
Organo Corp.	700	37,143
		88,038
Netherlands Water Equipment/Services - 2.4% (1)
Aalberts Industries N.V.	10,743	405,628
Switzerland Water Equipment/Services - 12.2% (1)
Ferguson PLC	14,818	1,461,041
Georg Fischer AG	459	455,979
Sulzer AG	1,923	171,144
		2,088,164
Switzerland Water Management - 8.1% (1)
Geberit AG	2,417	1,391,991
United Kingdom Water Infrastructure - 14.9% (1)
Pennon Group Plc	44,418	597,323
Pentair PLC	16,059	724,903
Severn Trent Plc	19,897	620,252
United Utilities Group PLC	54,701	607,789
		2,550,267
United States Flow Control Equipment - 1.4% (1)
Reliance Worldwide Corporation Limited	88,647	249,758
United States Water Infrastructure - 14.6% (1)
Aegion Corp. (3)	3,459	55,984
Franklin Electric Co., Inc.	4,297	255,070
Middlesex Water Company	1,911	122,552
Mueller Water Products, Inc.	17,342	187,294
Rexnord Corporation	13,616	394,319
SJW Group	2,854	178,461
The York Water Company	1,461	66,636
Xylem, Inc.	15,445	1,238,380
		2,498,696
United States Water Management - 6.7% (1)
A.O. Smith Corporation	13,244	648,559
Badger Meter, Inc.	3,214	198,272
Watts Water Technologies, Inc.	3,083	295,197
		1,142,028
United States Water Treatment - 0.9% (1)
Evoqua Water Technologies Corp. (3)	7,917	161,982
United States Water Utilities - 15.4% (1)
American States Water Company	4,114	312,993
American Water Works Co., Inc.	9,166	1,295,522
California Water Service Group	5,377	243,793
Essential Utilities, Inc.	18,513	786,803
		2,639,111
Total Common Stock
(Cost $17,666,901)		17,074,734

Short Term Investment - 0.1% (1)
United States Investment Company - 0.1% (1)
First American Government Obligations Fund, Class X, 0.07% (4)
(Cost $10,139)	10,139	10,139

Total Investments - 99.7% (1)
(Cost $17,677,040)		17,084,873
Other Assets in Excess of Liabilities, Net - 0.3%(1)		59,519
Total Net Assets - 100.0%(1)		$17,144,392

(1)	Calculated as a percentage of net assets.
(2)	Security considered illiquid and is categorized in Level 3 of the fair value hierarchy.
(3)	Non-income producing security.
(4)	Rate indicated is the current yield as of August 31, 2020.
ADR - American Depository Receopt

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stock	$17,074,734	$-	$0	$17,074,734
Short-Term Investment	10,139	-	-	10,139
Total Investments	$17,084,873	$-	$-	$17,084,873

Refer to the Fund's Schedule of Investments for additional industry information.

Investments
in
Securities
Balance as of 11/30/2019	$-
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers into and/or out of Level 3	-
Balance as of 8/31/2020	$-
Net unrealized depreciation of Level 3 Securities as of August 31, 2020	$(15,150)